Lease (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease
Opening balance	¥ 330	¥ 0
Addition	1,165	443
Lease payments	(547)	(130)
Accretion of interest	39	17
Termination of leases	(330)	0
Closing balance	¥ 657	¥ 330